TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
Schedule of trade and other receivables
Trade and other receivables consisted of the following items as of December 31:

	2024	2023

Trade receivables (gross)*	583	508
Expected credit losses	(131)	(96)
Trade receivables (net)	452	412

Other receivables, net of expected credit losses allowance**	11	130
Total trade and other receivables ***	463	542
* Includes contract assets (unbilled receivables), see Note 3 for further details.
** Other receivables as of December 31, 2023, includes consideration receivable for tower sale in Bangladesh which was subsequently received in 2024. Refer Note 10 for further details.
*** Total trade and other receivables includes balances of US$283 million (2023: US$259 million) relating to banking operations in Pakistan.

Schedule of movements in the allowance for expected credit losses
The following table summarizes the movement in the allowance for expected credit losses for the years ended December 31:

	2024	2023

Balance as of January 1	96	84

Divestment of a subsidiary	(1)	—
Accruals for expected credit losses	57	35
Recoveries	(8)	(8)
Accounts receivable written off	(8)	(6)
Reclassification as held for sale	(1)	—
Foreign currency translation adjustment	(3)	(9)
Other movements	(1)	—

Balance as of December 31	131	96

Schedule of aging of trade receivables
Set out below is the information about the Group’s trade receivables (including contract assets) using a provision matrix:

			Days past due
	Unbilled Receivables	Current	< 30 days	Between 31 and 120 days	> 120 days	Total

December 31, 2024
Expected loss rate, %	4.3%	3.3%	16.7%	41.5%	98.8%
Trade receivables	46	330	60	65	82	583
Expected credit losses	(2)	(11)	(10)	(27)	(81)	(131)

Trade receivables, net	44	319	50	38	1	452

December 31, 2023
Expected loss rate, %	0.0%	1.9%	10.6%	50.0%	98.5%
Trade receivables	40	317	47	36	68	508
Expected credit losses	—	(6)	(5)	(18)	(67)	(96)

Trade receivables, net	40	311	42	18	1	412